Estimated Amortization Expense for Intangible Assets (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR
To be amortized during the twelve months ending March 31:
2014	$ 28.2	1,538.5
2015	4.0	219.0
2016	0.1	7.0
2017	0.1	3.0
2018	$ 0	1.0